Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

August 3, 2015

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:	Treasury Portfolio (the “Fund”), a series of Investors Cash Trust (the “Trust”) (Reg. Nos. 033-34645, 811-06103)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 59 to the Trust’s Registration Statement on Form N-1A (the “Amendment”), would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Fund and was filed electronically on July 29, 2015.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3986.

Very truly yours,

/s/Scott D. Hogan

Scott D. Hogan
Director
Deutsche Investment Management Americas Inc.

cc:           John Marten, Esq., Vedder Price P.C.